Subsequent Events (Details) (Subsequent Event [Member], USD $)	6 Months Ended
Jun. 30, 2013
Subsequent Event [Member]
Subsequent Event [Line Items]
Class of Warrants or Right, Exercised	150,000
Warrant exercise price	0.70
Proceeds from Warrant Exercises	$ 105,000
Class of Warrant or Right, Outstanding	3,057,500